Appendix II: Board and Senior Management Compensation - Long-Term Savings Systems (Details)	12 Months Ended
Dec. 31, 2017 EUR (€)
Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Contributions	€ 673,085
Mr. José María Álvarez-Pallete López | Pension plans
Disclosure of transactions between related parties [line items]
Contributions	6,060
Mr. José María Álvarez-Pallete López | Benefits plan
Disclosure of transactions between related parties [line items]
Contributions	540,968
Mr. José María Álvarez-Pallete López | Unit link-type Insurance/Pension Plan Surplus
Disclosure of transactions between related parties [line items]
Contributions	126,057
Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Contributions	268,922
Mr. Ángel Vilá Boix | Pension plans
Disclosure of transactions between related parties [line items]
Contributions	0
Mr. Ángel Vilá Boix | Benefits plan
Disclosure of transactions between related parties [line items]
Contributions	212,665
Mr. Ángel Vilá Boix | Unit link-type Insurance/Pension Plan Surplus
Disclosure of transactions between related parties [line items]
Contributions	€ 56,257